Oct. 31, 2020
A IS Shares | Federated Hermes Pennsylvania Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 18 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. Interest income from the Fund's investments may be subject to (or may be a specific preference item for purposes of) the federal AMT for individuals.

The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund's investment parameters. The Fund does not have a specific minimum quality rating.

The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund's assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more). The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.

The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund portfolio or hedge against potential losses.

The Fund also may invest in certain securities or other investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value. The Fund is a non-diversified portfolio of Federated Hermes Municipal Securities Income Trust.

Because the Fund refers to Pennsylvania municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. This policy may not be changed without shareholder approval.

What are the Main (or Principal) Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to AMT.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. Since the Fund invests at least a majority of its assets in a portfolio of: (1) long-term Pennsylvania tax-exempt securities; and (2) investment-grade Pennsylvania tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing, which existed prior to the downsizing of the steel industry, and improved its mixture of technology-based businesses, health care services and education services. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector. A substantial part of the Fund's portfolio also may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed income securities when interest rates rise.

  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk of Non-Diversified Fund. The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce the Fund's credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase the Fund's risk by magnifying the impact (positively or negatively) that only one issuer has on the Fund's share price and performance.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment-grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer's ability to pay interest and repay principal.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the "Products" section at or by calling 1-800-341-7400.

Federated Hermes Pennsylvania Municipal Income Fund – A Class
The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.The Fund’s A class total return for the nine-month period from January 1, 2020 to September 30, 2020, was 2.68%.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 3.76% (quarter ended September 30, 2011). Its lowest quarterly return was (4.53)% (quarter ended December 31, 2010).
Average Annual Total Return Table

The Fund's IS class commenced operations on April 28, 2020. For the periods prior to commencement of operations of the Fund's IS class, the performance information shown below is for the Fund's A class. The performance of the A class has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the A class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund's IS class and A class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class and after-tax returns for the IS class will differ from those shown below for the A class.Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2019)